Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust II
Entity Central Index Key	0001518042
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000186112
Shareholder Report [Line Items]
Fund Name	Invenomic Fund
Class Name	Institutional Class
Trading Symbol	BIVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invenomic Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.invenomic.com. You can also request this information by contacting us at 1-855-466-3406.
Additional Information Phone Number	1-855-466-3406
Additional Information Website	www.invenomic.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$157	3.16%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	3.16%
AssetsNet	$ 1,065,135,724
Holdings Count | Holding	270
Advisory Fees Paid, Amount	$ 9,459,606
InvestmentCompanyPortfolioTurnover	104.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,065,135,724 Number of Portfolio Holdings270 Advisory Fee $9,459,606 Portfolio Turnover104%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.6%
Money Market Funds	2.3%
Purchased Options	0.1%
Warrant	0.0%

Long Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-18.0%
Equity Option	0.1%
Real Estate	0.7%
Utilities	0.8%
Energy	2.5%
Money Market	2.7%
Consumer Staples	4.0%
Financials	6.7%
Industrials	12.3%
Health Care	13.9%
Communications	14.0%
Materials	15.0%
Consumer Discretionary	16.5%
Technology	28.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Lyft, Inc., Class A	3.3%
Sonoco Products Company	3.0%
First American Government Obligations Fund, Class X	2.7%
Global Payments, Inc.	2.7%
PayPal Holdings, Inc.	2.6%
Match Group, Inc.	2.5%
Eldorado Gold Corporation	2.5%
Viatris, Inc.	2.4%
Dentsply Sirona, Inc.	2.1%
Teleflex, Inc.	2.0%

C000211283
Shareholder Report [Line Items]
Fund Name	Invenomic Fund
Class Name	Super Institutional Class
Trading Symbol	BIVSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invenomic Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.invenomic.com. You can also request this information by contacting us at 1-855-466-3406.
Additional Information Phone Number	1-855-466-3406
Additional Information Website	www.invenomic.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Super Institutional Class	$144	2.91%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	2.91%
AssetsNet	$ 1,065,135,724
Holdings Count | Holding	270
Advisory Fees Paid, Amount	$ 9,459,606
InvestmentCompanyPortfolioTurnover	104.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,065,135,724 Number of Portfolio Holdings270 Advisory Fee $9,459,606 Portfolio Turnover104%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.6%
Money Market Funds	2.3%
Purchased Options	0.1%
Warrant	0.0%

Long Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-18.0%
Equity Option	0.1%
Real Estate	0.7%
Utilities	0.8%
Energy	2.5%
Money Market	2.7%
Consumer Staples	4.0%
Financials	6.7%
Industrials	12.3%
Health Care	13.9%
Communications	14.0%
Materials	15.0%
Consumer Discretionary	16.5%
Technology	28.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Lyft, Inc., Class A	3.3%
Sonoco Products Company	3.0%
First American Government Obligations Fund, Class X	2.7%
Global Payments, Inc.	2.7%
PayPal Holdings, Inc.	2.6%
Match Group, Inc.	2.5%
Eldorado Gold Corporation	2.5%
Viatris, Inc.	2.4%
Dentsply Sirona, Inc.	2.1%
Teleflex, Inc.	2.0%

C000186113
Shareholder Report [Line Items]
Fund Name	Invenomic Fund
Class Name	Investor Class
Trading Symbol	BIVRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invenomic Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.invenomic.com. You can also request this information by contacting us at 1-855-466-3406.
Additional Information Phone Number	1-855-466-3406
Additional Information Website	www.invenomic.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$169	3.41%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	3.41%
AssetsNet	$ 1,065,135,724
Holdings Count | Holding	270
Advisory Fees Paid, Amount	$ 9,459,606
InvestmentCompanyPortfolioTurnover	104.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,065,135,724 Number of Portfolio Holdings270 Advisory Fee $9,459,606 Portfolio Turnover104%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.6%
Money Market Funds	2.3%
Purchased Options	0.1%
Warrant	0.0%

Long Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-18.0%
Equity Option	0.1%
Real Estate	0.7%
Utilities	0.8%
Energy	2.5%
Money Market	2.7%
Consumer Staples	4.0%
Financials	6.7%
Industrials	12.3%
Health Care	13.9%
Communications	14.0%
Materials	15.0%
Consumer Discretionary	16.5%
Technology	28.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Lyft, Inc., Class A	3.3%
Sonoco Products Company	3.0%
First American Government Obligations Fund, Class X	2.7%
Global Payments, Inc.	2.7%
PayPal Holdings, Inc.	2.6%
Match Group, Inc.	2.5%
Eldorado Gold Corporation	2.5%
Viatris, Inc.	2.4%
Dentsply Sirona, Inc.	2.1%
Teleflex, Inc.	2.0%